Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	May 30, 2024
Fidelity Advisor Freedom 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.64%
Past 5 years	5.10%
Past 10 years	4.51%
Fidelity Advisor Freedom 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.90%
Past 5 years	3.13%
Past 10 years	2.69%
Fidelity Advisor Freedom 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.51%
Past 5 years	3.63%
Past 10 years	3.13%
Fidelity Advisor Freedom 2020 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.15%
Past 5 years	5.56%
Past 10 years	4.51%
Fidelity Advisor Freedom 2020 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.82%
Past 5 years	5.33%
Past 10 years	4.50%
Fidelity Advisor Freedom 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.37%
Past 5 years	6.61%
Past 10 years	5.40%
Fidelity Advisor Freedom 2020 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.40%
Past 5 years	6.69%
Since Inception	4.93%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Past 10 years	5.59%

[1]	A From October 2, 2018 .